Borrowings and Debt Securities - Local Debt Securities and Foreign Debt Securities (Parenthetical) (Details) - Hee mang sunlight Power Co., Ltd [Member] ₩ in Millions	12 Months Ended
Dec. 31, 2021 KRW (₩)
Debt Instrument [Line Items]
Value of bonds entitled to premature redemption	₩ 2,697
Premature redemption due date	Mar. 31, 2021